Revenue and related balances - Unbilled trade receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue From Contracts With Customers [Abstract]
Balance, beginning of period	$ 3,241	$ 706
Decrease from transfers to trade receivables	(3,536)	(162)
Increase from revenue recognized	3,583	2,697
Balance, end of period	$ 3,288	$ 3,241